Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events
Subsequent Events

17. Subsequent Events

The Group has performed an evaluation of subsequent events through the date of this report, which is the date the financial statements were issued, with no other material events nor transactions needing recognition or disclosure found.